Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Other Current Assets

As at December 31 (millions of dollars)	2023	2022
Prepaid expenses and other assets	51	62
Regulatory assets (Note 12)	46	189
Materials and supplies	35	25
Derivative assets (Note 17)	—	5
	132	281